INCOME TAXES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Accumulated net operating losses, tax effect	$ 64,357	$ 37,333	$ 32,171
Foreign valuation allowance related to net operating loss carry forwards	700
Internal Revenue Service I R S [Member]
Operating Loss Carryforwards [Line Items]
Accumulated net operating losses	179,900
Accumulated net operating losses, tax effect	$ 63,000
Operating loss carryforward period	20 years
State And Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Accumulated net operating losses	$ 5,900
Valuation allowance related to net operating loss carry forwards	$ 1,600